BRIGHTHOUSE FUNDS TRUST I
SUPPLEMENT DATED FEBRUARY 15, 2024
TO THE
SUMMARY PROSPECTUS,
PROSPECTUS AND
STATEMENT OF ADDITIONAL INFORMATION, EACH
DATED MAY 1, 2023, AS SUPPLEMENTED
Metlife Multi-Index Targeted Risk Portfolio
Effective immediately, Chris Johnson will no longer serve as a portfolio manager to the Overlay Portion of the Metlife Multi-Index Targeted Risk Portfolio (the “Portfolio”), a series of Brighthouse Funds Trust I. All references to Mr. Johnson in the Summary Prospectus, Prospectus and Statement of Additional Information (“SAI”) of the Portfolio are deleted. Effective immediately, Eric Chan has been named portfolio manager to the Overlay Portion of the Portfolio. As of December 31, 2023, Mr. Chan did not beneficially own any equity securities of the Portfolio. Effective immediately, the following changes are made to the Summary Prospectus, Prospectus and SAI of the Portfolio.
In the Portfolio Summary of the Summary Prospectus and the Prospectus, the second paragraph of the subsection entitled “Portfolio Managers” of the section entitled “Management” is deleted in its entirety and replaced with the following:
The Overlay Portion of the Portfolio has been managed by Eric Chan, Director of Derivatives and Liquid Markets for the Subadviser, since 2024. Mr. Chan has been associated with the Subadviser or its affiliates since 2009.
In the section entitled “Additional Information About Management – The Subadviser” of the Prospectus, the below paragraph is deleted in its entirety and replaced with the following:
The following individual is responsible for managing the Overlay Portion of the Portfolio:
Eric Chan has been a Portfolio Manager of the Overlay Portion of the Portfolio since 2024. Mr. Chan has been associated with the Subadviser and its affiliates since 2009, including as the Director of Derivatives and Liquid Markets for MetLife Investment Management.
In the Portfolio’s Other Accounts Managed table in Appendix C of the SAI, the following information with respect to Mr. Chan is added:
Name of Portfolio Manager and Portfolio(s) Managed	Other Accounts Managed			Accounts with respect to which the advisory fee is based on the performance of the account
	Category of Account	Number of Accounts in Category	Total Assets in Accounts in Category	Number of Accounts in Category	Total Assets in Accounts in Category
Eric Chan[1], Metlife Multi-Index Targeted Risk Portfolio	Registered Investment Companies	0	N/A	0	N/A
	Other Pooled Investment Vehicles	0	N/A	0	N/A
	Other Accounts	4	$6,843,062,609	0	N/A
1Other accounts managed information is as of December 31, 2023.
INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH
THE SUMMARY PROSPECTUS, PROSPECTUS AND THE STATEMENT OF
ADDITIONAL INFORMATION FOR FUTURE REFERENCE